Guarantees,Commitments,And Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Companys purchase obligations of future period [Abstract]
Summary of Companys purchase obligations of future period	The Company has purchase obligations over the next three years as follows:

2022	$315,186
2023	59,521
2024	2,612
The Company has purchase obligations over the next three years as follows:

2022	$243,737
2023	2,904
2024	125